Average Annual Total Returns (International Portfolio Annuity)	International Portfolio International Portfolio - International Portfolio 1/1/2014 - 12/31/2014	MSCI ACWI ex USA Index International Portfolio International Portfolio - International Portfolio 1/1/2014 - 12/31/2014	Spliced International Index International Portfolio International Portfolio - International Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.05%)	(3.44%)	(3.87%)
Five Years	6.85%	4.89%	3.85%
Ten Years	6.60%	5.59%	3.70%